15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Geographic information
	December 31, 2019	December 31, 2018
Non-current assets
Portugal	$ 244,251	$ 1,433,139
Kosovo	1	143,155
	$ 244,252	$ 1,576,294

	Years ended
	December 31, 2019	December 31, 2018
Mineral exploration expenses
Portugal	$ 520,500	$ 2,165,880
Kosovo	45,927	89,808
Others	-	20,598
	$ 566,427	$ 2,276,286